Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.3%
		Basic Materials: 0.6%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 609,418	0.1
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	443,245	0.1
500,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	521,551	0.1
300,000		LYB International Finance III LLC, 2.875%, 05/01/2025	321,803	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	292,838	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	444,208	0.1
			2,633,063	0.6

		Communications: 1.7%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	589,916	0.1
435,000		Alphabet, Inc., 0.450%, 08/15/2025	432,893	0.1
335,000		AT&T, Inc., 4.050%, 12/15/2023	371,416	0.1
375,000		Baidu, Inc., 3.875%, 09/29/2023	402,804	0.1
684,000		Booking Holdings, Inc., 4.100%, 04/13/2025	771,241	0.2
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	529,589	0.1
234,000		Fox Corp., 3.050%, 04/07/2025	256,559	0.1
360,000		Fox Corp., 4.030%, 01/25/2024	396,642	0.1
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	288,937	0.1
920,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	963,846	0.2
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	195,242	0.0
408,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	448,074	0.1
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	417,917	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	617,625	0.2
500,000		Verizon Communications, Inc., 2.450%, 11/01/2022	517,733	0.1
			7,200,434	1.7

		Consumer, Cyclical: 2.2%
433,000		American Honda Finance Corp., 0.650%, 09/08/2023	433,038	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	513,361	0.1
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	403,251	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	410,580	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	482,356	0.1
321,000		Cummins, Inc., 0.750%, 09/01/2025	323,332	0.1
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	476,476	0.1
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	241,905	0.1
198,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	178,558	0.0
28,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	27,166	0.0
256,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	262,942	0.1
466,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	468,075	0.1
446,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	451,181	0.1
536,000		PACCAR Financial Corp., 0.350%, 08/11/2023	535,414	0.1
450,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	464,505	0.1
623,000		Ross Stores, Inc., 4.600%, 04/15/2025	718,130	0.2
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	340,875	0.1
815,000		Toyota Motor Credit Corp., 0.379%, (US0003M + 0.125%), 08/13/2021	815,724	0.2
406,000		Toyota Motor Credit Corp., 0.450%, 07/22/2022	406,937	0.1
742,000		Toyota Motor Credit Corp., 0.500%, 08/14/2023	742,707	0.2
276,000		WW Grainger, Inc., 1.850%, 02/15/2025	289,218	0.1
			8,985,731	2.2

		Consumer, Non-cyclical: 5.7%
680,000	(1)	AbbVie, Inc., 2.150%, 11/19/2021	692,884	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
640,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	$ 662,543	0.2
165,000		AbbVie, Inc., 2.900%, 11/06/2022	173,110	0.0
83,000		AbbVie, Inc., 3.375%, 11/14/2021	85,731	0.0
850,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	880,865	0.2
500,000		Altria Group, Inc., 2.350%, 05/06/2025	527,889	0.1
450,000		Altria Group, Inc., 2.850%, 08/09/2022	468,481	0.1
405,000		Anheuser-Busch InBev Worldwide, Inc., 4.150%, 01/23/2025	457,699	0.1
385,000		Anthem, Inc., 3.500%, 08/15/2024	421,207	0.1
644,000		BAT International Finance PLC, 1.668%, 03/25/2026	646,864	0.1
287,000	(1)	Baxter International, Inc., 3.750%, 10/01/2025	325,733	0.1
500,000		Becton Dickinson and Co., 2.894%, 06/06/2022	517,384	0.1
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	403,518	0.1
405,000		Bristol Myers Squibb Co., 2.250%, 08/15/2021	412,249	0.1
405,000		Bristol Myers Squibb Co., 2.550%, 05/14/2021	411,135	0.1
355,000		Bristol Myers Squibb Co., 2.600%, 05/16/2022	368,419	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	590,117	0.1
546,000		Cardinal Health, Inc., 2.616%, 06/15/2022	563,839	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	224,089	0.0
394,000		Constellation Brands, Inc., 3.200%, 02/15/2023	416,792	0.1
593,000		CVS Health Corp., 3.700%, 03/09/2023	635,412	0.1
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	706,877	0.2
250,000		Diageo Capital PLC, 1.375%, 09/29/2025	256,336	0.1
153,000		Express Scripts Holding Co., 3.900%, 02/15/2022	159,449	0.0
900,000		General Mills, Inc., 3.150%, 12/15/2021	924,026	0.2
411,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	411,898	0.1
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	787,188	0.2
575,000		GlaxoSmithKline Capital PLC, 0.534%, 10/01/2023	575,596	0.1
226,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	234,922	0.1
417,000		Hershey Co/The, 0.900%, 06/01/2025	419,544	0.1
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	386,823	0.1
330,000		Johnson & Johnson, 0.550%, 09/01/2025	330,445	0.1
715,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	729,486	0.2
278,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	302,478	0.1
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	444,328	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	454,210	0.1
633,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	666,685	0.2
640,000		Novartis Capital Corp., 2.400%, 05/17/2022	661,601	0.2
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	356,790	0.1
195,000		PepsiCo, Inc., 2.750%, 03/05/2022	201,793	0.0
350,000		Pfizer, Inc., 2.800%, 03/11/2022	362,421	0.1
340,000		Philip Morris International, Inc., 1.875%, 02/25/2021	341,274	0.1
417,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	416,161	0.1
486,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	498,038	0.1
242,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	246,412	0.1
270,000		Stryker Corp., 2.625%, 03/15/2021	272,359	0.1
334,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	341,537	0.1
330,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	342,247	0.1
284,000		Unilever Capital Corp., 0.375%, 09/14/2023	284,618	0.1
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	514,108	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	175,626	0.0
750,000	(1)	Upjohn, Inc., 1.650%, 06/22/2025	768,769	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
555,000		Zoetis, Inc., 3.250%, 08/20/2021	$ 568,831	0.1
			24,028,836	5.7

		Energy: 1.9%
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	217,401	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	612,111	0.1
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	603,465	0.1
500,000		Chevron USA, Inc., 0.426%, 08/11/2023	500,839	0.1
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	918,894	0.2
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	282,528	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	697,746	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	510,265	0.1
355,000		Exxon Mobil Corp., 2.992%, 03/19/2025	389,347	0.1
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	361,825	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	795,114	0.2
405,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	410,737	0.1
354,000		Phillips 66, 3.700%, 04/06/2023	379,239	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	517,202	0.1
433,000		Valero Energy Corp., 1.200%, 03/15/2024	431,526	0.1
210,000		Valero Energy Corp., 2.850%, 04/15/2025	220,293	0.1
			7,848,532	1.9

		Financial: 13.8%
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	400,733	0.1
525,000	(1)	AIG Global Funding, 0.900%, 09/22/2025	521,952	0.1
536,000		American Express Co., 2.500%, 07/30/2024	569,090	0.1
1,000,000		American Express Co., 3.375%, 05/17/2021	1,016,521	0.2
247,000		American International Group, Inc., 3.750%, 07/10/2025	276,995	0.1
258,000		American Tower Corp., 3.500%, 01/31/2023	274,399	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	256,330	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	536,361	0.1
440,000		Assurant, Inc., 4.200%, 09/27/2023	471,461	0.1
284,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	292,502	0.1
355,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 11/21/2022	367,701	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	414,979	0.1
425,000	(2)	Bank of America Corp., 0.981%, 09/25/2025	425,228	0.1
496,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	515,264	0.1
200,000	(2)	Bank of America Corp., 2.328%, 10/01/2021	200,000	0.0
916,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	962,354	0.2
405,000	(2)	Bank of America Corp., 3.499%, 05/17/2022	412,610	0.1
280,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	291,122	0.1
390,000		Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	402,099	0.1
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	189,699	0.0
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	431,455	0.1
335,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	346,334	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	366,612	0.1
625,000		BBVA USA, 3.500%, 06/11/2021	636,401	0.2
308,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	344,185	0.1
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	261,998	0.1
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	385,644	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	389,691	0.1
270,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	279,956	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	760,543	0.2
395,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	414,444	0.1
570,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	596,582	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Citibank NA, 3.400%, 07/23/2021	$ 1,023,738	0.2
388,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	397,805	0.1
680,000	(2)	Citigroup, Inc., 2.312%, 11/04/2022	693,492	0.2
582,000		Citigroup, Inc., 2.900%, 12/08/2021	598,079	0.1
107,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	115,287	0.0
480,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	483,267	0.1
1,573,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,672,507	0.4
316,000		Cooperatieve Rabobank UA/NY, 2.750%, 01/10/2022	325,847	0.1
802,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	810,843	0.2
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	254,600	0.1
500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	553,927	0.1
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	360,340	0.1
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	429,340	0.1
455,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	464,014	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	367,605	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	420,646	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	318,606	0.1
418,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	417,465	0.1
531,000	(2)	HSBC Holdings PLC, 1.645%, 04/18/2026	530,081	0.1
287,000		ING Groep NV, 3.150%, 03/29/2022	297,886	0.1
580,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	581,491	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	867,422	0.2
776,000	(2)	JPMorgan Chase & Co., 0.653%, 09/16/2024	776,575	0.2
389,000	(2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	397,570	0.1
354,000	(2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	370,294	0.1
460,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	475,979	0.1
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	297,640	0.1
425,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	437,432	0.1
176,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	191,883	0.0
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	504,485	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	341,377	0.1
430,000	(2)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	430,318	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	327,514	0.1
464,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	472,196	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	207,429	0.0
392,000	(2)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	390,999	0.1
820,000		Mizuho Financial Group, Inc., 0.880%, (US0003M + 0.630%), 05/25/2024	819,854	0.2
304,000	(2)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	319,751	0.1
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	323,934	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	907,316	0.2
496,000		Morgan Stanley, 4.000%, 07/23/2025	560,283	0.1
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,632,212	0.4
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	341,189	0.1
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	259,608	0.1
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	311,184	0.1
500,000	(3)	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	530,291	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	356,382	0.1
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	257,882	0.1
399,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	410,826	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	388,436	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
244,000		Natwest Group PLC, 3.875%, 09/12/2023	$ 262,266	0.1
293,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	292,415	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	353,971	0.1
498,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	497,771	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	512,610	0.1
590,000		Reinsurance Group of America, Inc., 5.000%, 06/01/2021	607,812	0.1
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	506,933	0.1
225,000		Royal Bank of Canada, 0.885%, (US0003M + 0.660%), 10/05/2023	226,550	0.1
384,000		Royal Bank of Canada, 1.150%, 06/10/2025	389,317	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	287,507	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	356,808	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	604,397	0.1
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	332,724	0.1
396,000		Santander UK PLC, 2.100%, 01/13/2023	408,775	0.1
324,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	347,127	0.1
954,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	955,321	0.2
595,000		Skandinaviska Enskilda Banken AB, 1.875%, 09/13/2021	604,102	0.1
340,000	(2)	State Street Corp., 2.354%, 11/01/2025	360,179	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	337,350	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	377,855	0.1
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	600,685	0.1
800,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	804,085	0.2
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	841,660	0.2
425,000	(1)	Swedbank AB, 0.600%, 09/25/2023	424,465	0.1
525,000	(1),(3)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	539,608	0.1
701,000		Toronto-Dominion Bank/The, 0.450%, 09/11/2023	699,962	0.2
821,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	835,103	0.2
799,000		Truist Bank, 1.250%, 03/09/2023	813,601	0.2
351,000	(1)	UBS AG/London, 1.750%, 04/21/2022	357,481	0.1
600,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	601,730	0.1
565,000	(1),(2)	UBS Group AG, 2.859%, 08/15/2023	586,994	0.1
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	287,302	0.1
444,000	(2)	Wells Fargo & Co., 1.654%, 06/02/2024	452,456	0.1
205,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	214,903	0.1
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	907,621	0.2
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	505,582	0.1
555,000		XLIT Ltd., 4.450%, 03/31/2025	628,206	0.1
			57,759,606	13.8

		Industrial: 2.3%
294,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	303,556	0.1
388,000		Boeing Co/The, 4.875%, 05/01/2025	423,855	0.1
405,000	(1)	Carrier Global Corp., 1.923%, 02/15/2023	416,914	0.1
423,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	425,006	0.1
405,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	437,490	0.1
470,000		Caterpillar Financial Services Corp., 2.950%, 02/26/2022	487,729	0.1
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	417,868	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	362,927	0.1
175,000		FedEx Corp., 3.800%, 05/15/2025	197,959	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	246,999	0.1
579,000		Honeywell International, Inc., 0.483%, 08/19/2022	579,991	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	398,216	0.1
335,000		John Deere Capital Corp., 2.050%, 01/09/2025	355,331	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
360,000		John Deere Capital Corp., 2.950%, 04/01/2022	$ 374,170	0.1
348,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	356,257	0.1
500,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	537,074	0.1
435,000	(1)	Raytheon Technologies Corp., 3.700%, 12/15/2023	473,611	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	425,923	0.1
350,000		Roper Technologies, Inc., 0.450%, 08/15/2022	350,034	0.1
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	451,081	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	958,327	0.2
480,000		WestRock RKT LLC, 4.900%, 03/01/2022	508,867	0.1
			9,489,185	2.3

		Technology: 1.7%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	253,629	0.1
1,000,000		Apple, Inc., 1.800%, 09/11/2024	1,046,958	0.3
500,000		Broadcom, Inc., 3.150%, 11/15/2025	539,916	0.1
88,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	90,090	0.0
116,000		Electronic Arts, Inc., 3.700%, 03/01/2021	117,262	0.0
445,000		Fiserv, Inc., 2.750%, 07/01/2024	476,132	0.1
398,000		HP, Inc., 2.200%, 06/17/2025	417,570	0.1
245,000		Intel Corp., 3.700%, 07/29/2025	278,818	0.1
315,000		International Business Machines Corp., 2.850%, 05/13/2022	328,071	0.1
500,000		International Business Machines Corp., 3.625%, 02/12/2024	551,162	0.1
860,000		NVIDIA Corp., 2.200%, 09/16/2021	874,284	0.2
288,000		Oracle Corp., 2.500%, 04/01/2025	309,060	0.1
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	938,379	0.2
428,000		VMware, Inc., 2.950%, 08/21/2022	445,817	0.1
424,000		VMware, Inc., 4.500%, 05/15/2025	480,213	0.1
			7,147,361	1.7

		Utilities: 3.4%
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	456,249	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	468,157	0.1
375,000		Consumers Energy Co., 3.375%, 08/15/2023	404,449	0.1
500,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	521,231	0.1
525,000	(2)	Dominion Energy, Inc., 2.715%, 08/15/2021	534,837	0.1
875,000		DTE Energy Co., 2.600%, 06/15/2022	903,923	0.2
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,138,883	0.3
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	418,501	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	314,337	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	268,165	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	328,940	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	263,069	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	273,732	0.1
255,000		Evergy, Inc., 4.850%, 06/01/2021	259,550	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	463,808	0.1
380,000		FirstEnergy Corp., 4.250%, 03/15/2023	403,702	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	78,135	0.0
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	865,234	0.2
310,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	315,975	0.1
293,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	317,164	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	232,649	0.0
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	339,499	0.1
524,000		PNM Resources, Inc., 3.250%, 03/09/2021	530,011	0.1
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	531,228	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	333,266	0.1
365,000	(3)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	373,716	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
369,000		Southern California Edison Co., 2.400%, 02/01/2022	$ 376,363	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	347,231	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	422,863	0.1
259,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	259,851	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	154,155	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	631,065	0.1
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	657,781	0.1
			14,187,719	3.4

	Total Corporate Bonds/Notes
	(Cost $135,778,882)		139,280,467	33.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
1,558,598		Fannie Mae REMICS 2006-43-FJ, 0.558%, (US0001M + 0.410%), 06/25/2036	1,568,855	0.4
1,030,926		Fannie Mae REMICS 2007-14 PF, 0.338%, (US0001M + 0.190%), 03/25/2037	1,029,293	0.2
411,388		Fannie Mae REMICS 2010-123 FL, 0.578%, (US0001M + 0.430%), 11/25/2040	414,227	0.1
1,657,959		Fannie Mae REMICS 2011-51 FM, 0.798%, (US0001M + 0.650%), 06/25/2041	1,684,034	0.4
158,892		Fannie Mae REMICS 2011-96 FN, 0.648%, (US0001M + 0.500%), 10/25/2041	160,540	0.0
1,267,262		Fannie Mae REMICS 2010-136 FG, 0.648%, (US0001M + 0.500%), 12/25/2030	1,261,946	0.3
1,930,337		Fannie Mae REMICS 2011-68 F, 0.418%, (US0001M + 0.270%), 07/25/2031	1,922,933	0.5
114,690	(1),(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	119,506	0.0
977,362	(1),(2)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 12/25/2049	1,004,821	0.2
306,300	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.604%, 10/25/2046	306,893	0.1
868,674		Freddie Mac REMICS 3626 FA, 0.802%, (US0001M + 0.650%), 05/15/2036	882,243	0.2
524,758		Freddie Mac REMICS 4508 CF, 0.552%, (US0001M + 0.400%), 09/15/2045	528,541	0.1
2,467,025		Ginnie Mae Series 2012-H31 FD, 0.495%, (US0001M + 0.340%), 12/20/2062	2,463,039	0.6
1,477,861		Ginnie Mae Series 2014-H05 FB, 0.755%, (US0001M + 0.600%), 12/20/2063	1,484,480	0.4
624,775		Ginnie Mae Series 2016-H08 FT, 0.875%, (US0001M + 0.720%), 02/20/2066	628,536	0.2
3,145,808		Ginnie Mae Series 2016-H06 FD, 1.075%, (US0001M + 0.920%), 07/20/2065	3,198,995	0.8
743,225		Ginnie Mae Series 2017-H09 FG, 0.625%, (US0001M + 0.470%), 03/20/2067	744,744	0.2
817,962		Ginnie Mae Series 2018-H04 FM, 0.455%, (US0001M + 0.300%), 03/20/2068	815,561	0.2
1,684,665		Ginnie Mae Series 2019-H02 FA, 0.605%, (US0001M + 0.450%), 01/20/2069	1,687,786	0.4
181,536	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	186,923	0.0
367,822	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	373,006	0.1
367,624	(1),(2)	Sequoia Mortgage Trust 2014-4 B3, 3.870%, 11/25/2044	371,423	0.1
362,727	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	372,627	0.1
514,488	(1),(2)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	523,978	0.1
167,163	(2)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	167,145	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
724,615	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	$ 738,579	0.2

	Total Collateralized Mortgage Obligations
	(Cost $24,542,001)		24,640,654	5.9

U.S. TREASURY OBLIGATIONS: 23.4%
		U.S. Treasury Notes: 23.4%
47,224,000		1.125%,08/31/2021	47,641,554	11.4
25,821,000		0.125%,09/30/2022	25,818,983	6.2
22,046,000		0.125%,09/15/2023	22,026,193	5.2
833,000		0.375%,09/30/2027	827,468	0.2
1,518,800		1.625%,12/31/2021	1,546,862	0.4

	Total U.S. Treasury Obligations
	(Cost $97,810,902)		97,861,060	23.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.7%
350,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.602%, (US0001M + 1.450%), 09/15/2032	329,122	0.1
830,000	(1)	BFLD 2019-DPLO A, 1.242%, (US0001M + 1.090%), 10/15/2034	806,496	0.2
1,746,708	(1)	BX Commercial Mortgage Trust 2019-XL D, 1.602%, (US0001M + 1.450%), 10/15/2036	1,740,779	0.4
2,110,000	(1)	BXMT 2020-FL2 AS Ltd., 1.301%, (US0001M + 1.150%), 02/16/2037	2,070,602	0.5
200,000	(2)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	198,144	0.0
971,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	932,391	0.2
311,113		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	324,553	0.1
668,582		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	685,155	0.2
710,000	(1)	CLNY Trust 2019-IKPR A, 1.281%, (US0001M + 1.227%), 11/15/2038	668,401	0.2
1,265,183		COMM 2013-CCRE12 ASB Mortgage Trust, 3.623%, 10/10/2046	1,322,613	0.3
1,700,000		COMM 2013-CCRE6 A4 Mortgage Trust, 3.101%, 03/10/2046	1,765,333	0.4
955,000		COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	996,318	0.2
1,705,000	(2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,728,554	0.4
842,384		COMM 2014-LC17 ASB Mortgage Trust, 3.620%, 10/10/2047	887,032	0.2
929,008		COMM 2015-CR22 ASB Mortgage Trust, 3.144%, 03/10/2048	973,465	0.2
1,350,820		COMM 2015-CR26 ASB Mortgage Trust, 3.373%, 10/10/2048	1,432,539	0.3
360,000	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	368,714	0.1
725,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	750,131	0.2
82,606		COMM 2012-LC4 A4, 3.288%, 12/10/2044	84,436	0.0
1,663,000	(1),(2)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	1,582,657	0.4
1,690,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.382%, (US0001M + 1.230%), 05/15/2036	1,693,373	0.4
256,000	(1)	CSWF 2018-TOP C, 1.602%, (US0001M + 1.450%), 08/15/2035	244,968	0.1
1,490,000	(1),(2)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,504,486	0.4
1,700,000	(1),(2)	DBUBS 2011-LC1A E, 5.790%, 11/10/2046	1,699,622	0.4
1,130,000	(1),(2)	DBUBS 2011-LC2A B Mortgage Trust, 4.998%, 07/10/2044	1,146,564	0.3
730,000	(1),(2)	DBUBS 2011-LC2A D, 5.670%, 07/10/2044	674,242	0.2
65,597	(2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	67,527	0.0
135,498		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	138,583	0.0
408,456		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	419,056	0.1
75,049	(2)	Ginnie Mae 2015-21 AF, 2.102%, 07/16/2048	76,273	0.0
360,135		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	368,395	0.1
94,438		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	96,178	0.0
480,722		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	492,896	0.1
187,494		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	192,362	0.0
323,404		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	332,336	0.1
782,721		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	804,346	0.2
740,603		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	763,569	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	(1)	Great Wolf Trust 2019-WOLF A, 1.186%, (US0001M + 1.034%), 12/15/2029	$ 967,440	0.2
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	508,107	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.652%, (US0001M + 1.500%), 10/15/2036	1,323,095	0.3
1,320,000	(1),(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.751%, 03/10/2044	1,304,562	0.3
760,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	703,607	0.2
420,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.242%, (US0001M + 1.090%), 10/15/2031	413,609	0.1
593,900		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	609,521	0.1
1,040,000	(2)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	1,015,948	0.2
1,100,000	(1),(2)	GS Mortgage Securities Trust 2011-GC3 B, 5.361%, 03/10/2044	1,107,815	0.3
1,330,000		GS Mortgage Securities Trust 2013-GCJ14 A5, 4.243%, 08/10/2046	1,437,869	0.3
977,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.841%, 11/15/2043	931,823	0.2
2,710,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	2,736,924	0.7
508,187		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	524,006	0.1
2,700,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	2,758,290	0.7
680,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	717,653	0.2
4,526		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,543	0.0
1,820,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	1,679,387	0.4
1,630,000	(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.055%, 01/15/2047	1,647,753	0.4
440,227		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	466,876	0.1
400,000	(1)	MF1 2020-FL3 A Ltd., 2.202%, (US0001M + 2.050%), 07/15/2035	402,022	0.1
795,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	822,432	0.2
950,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	987,270	0.2
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,308,137	0.3
478,686		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	501,699	0.1
260,872		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	261,757	0.1
1,210,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.675%, 09/15/2047	1,214,029	0.3
1,730,000	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,612,275	0.4
960,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	988,074	0.2
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,289,508	0.3
1,250,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.218%, 07/15/2046	1,346,110	0.3
1,930,000	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.298%, (US0001M + 2.150%), 02/25/2035	1,933,907	0.5
731,834	(2)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.520%, 08/15/2039	730,724	0.2
290,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	303,776	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,930,000	(1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	$ 2,007,250	0.5
1,890,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 B, 3.718%, 12/10/2045	1,930,853	0.5
726,909	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	733,260	0.2
1,525,927		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,552,901	0.4
360,000	(2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	394,106	0.1
840,000	(1),(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.844%, 11/15/2044	859,833	0.2
1,720,000	(2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.106%, 06/15/2046	1,666,954	0.4

	Total Commercial Mortgage-Backed Securities
	(Cost $75,460,962)		74,067,916	17.7

ASSET-BACKED SECURITIES: 17.9%
		Automobile Asset-Backed Securities: 6.7%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	619,896	0.2
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	209,643	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	778,907	0.2
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	618,268	0.2
1,800,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,819,681	0.4
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	913,360	0.2
1,350,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,355,451	0.3
950,000		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	952,794	0.2
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	417,580	0.1
800,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	825,287	0.2
150,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	156,882	0.0
800,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	836,003	0.2
750,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	753,632	0.2
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	656,995	0.2
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	464,512	0.1
400,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	403,367	0.1
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	511,124	0.1
495,747		GM Financial Automobile Leasing Trust 2020-1 A2A, 1.670%, 04/20/2022	498,756	0.1
1,050,000		GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,069,115	0.3
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	680,032	0.2
550,000		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	560,682	0.1
900,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	908,608	0.2
250,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	255,179	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	957,422	0.2
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	470,144	0.1
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	662,067	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	$ 526,457	0.1
118,494	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	118,725	0.0
850,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	864,130	0.2
1,100,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	1,104,569	0.3
1,800,000		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	1,806,872	0.4
1,250,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	1,251,255	0.3
49,414	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	49,701	0.0
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	511,199	0.1
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	514,336	0.1
1,300,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,333,475	0.3
624,711	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	630,617	0.2
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	982,113	0.2
			28,048,836	6.7

		Credit Card Asset-Backed Securities: 0.9%
1,000,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,028,972	0.2
1,150,000		Chase Issuance Trust 2020-1 A1, 1.530%, 01/15/2025	1,183,141	0.3
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,569,140	0.4
			3,781,253	0.9

		Home Equity Asset-Backed Securities: 0.0%
7,830		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 10/25/2020	7,829	0.0

		Other Asset-Backed Securities: 9.8%
850,000	(1)	Aimco CLO 11 Ltd. 2020-11A A1, 3.011%, (US0003M + 1.380%), 10/15/2031	850,000	0.2
500,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330%), 01/20/2033	498,083	0.1
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 1.442%, (US0003M + 1.170%), 10/20/2031	830,184	0.2
560,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.352%, (US0001M + 1.200%), 06/15/2034	552,694	0.1
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230%), 01/15/2030	683,584	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/18/2029	245,087	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/20/2030	245,940	0.1
1,000,000	(1)	Barings CLO Ltd. 2020-1A A1, 1.651%, (US0003M + 1.400%), 10/15/2032	1,000,000	0.2
579,691	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 1.525%, (US0003M + 1.250%), 07/15/2029	576,074	0.1
1,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.625%, (US0003M + 1.350%), 01/15/2033	990,677	0.2
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.412%, (US0003M + 1.140%), 01/20/2031	246,362	0.1
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.330%, (US0003M + 1.050%), 05/15/2031	483,674	0.1
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.523%, (US0003M + 1.250%), 10/17/2030	616,205	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210%), 10/18/2030	746,368	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 1.514%, (US0003M + 1.250%), 10/24/2030	595,781	0.1
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 1.423%, (US0003M + 1.150%), 10/17/2031	594,784	0.1
900,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.933%, (US0003M + 1.650%), 08/24/2032	901,036	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,000,000	(1)	CIFC Funding 2018-1A A Ltd., 1.272%, (US0003M + 1.000%), 04/18/2031	$ 985,060	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 1.472%, (US0003M + 1.200%), 10/20/2030	592,527	0.1
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	405,125	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180%), 10/20/2030	246,884	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.485%, (US0003M + 1.210%), 10/15/2030	674,793	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.295%, (US0003M + 1.020%), 04/15/2031	246,766	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350%), 04/15/2028	1,090,647	0.3
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200%), 08/15/2030	477,646	0.1
1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180%), 04/17/2033	990,257	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250%), 01/20/2030	292,624	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220%), 07/24/2030	744,113	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 1.475%, (US0003M + 1.200%), 10/15/2030	495,623	0.1
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.422%, (US0003M + 1.150%), 11/28/2030	297,205	0.1
490,000	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.602%, (US0001M + 2.450%), 03/15/2035	494,318	0.1
1,911,123	(1)	Invitation Homes 2018-SFR3 A Trust, 1.151%, (US0001M + 1.000%), 07/17/2037	1,918,563	0.5
407,360	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	457,281	0.1
1,300,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.652%, (US0003M + 1.380%), 01/20/2033	1,292,608	0.3
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	985,913	0.2
600,000	(1)	LCM 26A A2 Ltd., 1.522%, (US0003M + 1.250%), 01/20/2031	584,539	0.1
250,000	(1)	LCM XXIV Ltd. 24A A, 1.582%, (US0003M + 1.310%), 03/20/2030	248,201	0.1
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.282%, (US0001M + 1.130%), 05/09/2036	471,489	0.1
700,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 1.922%, (US0003M + 1.650%), 04/20/2031	699,997	0.2
500,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750%), 07/15/2030	501,386	0.1
700,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 1.925%, (US0003M + 1.650%), 04/15/2031	700,036	0.2
1,500,000	(1)	Magnetite XXVII Ltd. 2020-27A A1, 3.351%, (US0003M + 1.550%), 07/20/2033	1,500,102	0.4
800,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	808,962	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 1.462%, (US0003M + 1.190%), 01/20/2031	396,078	0.1
1,000,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 4.751%, (US0003M + 1.500%), 10/20/2031	1,002,068	0.2
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.625%, (US0003M + 1.350%), 07/15/2029	492,897	0.1
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375%), 07/15/2029	493,363	0.1
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350%), 07/19/2030	391,118	0.1
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 1.473%, (US0003M + 1.200%), 10/17/2031	495,528	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100%), 07/20/2030	$ 965,925	0.2
900,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.904%, (US0003M + 1.700%), 07/15/2031	901,130	0.2
263,128	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	266,452	0.1
249,387	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	252,338	0.1
881,166	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	890,820	0.2
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	808,716	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 1.480%, (US0003M + 1.200%), 11/18/2030	395,234	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 1.505%, (US0003M + 1.230%), 07/15/2030	494,640	0.1
589,116	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.502%, (US0003M + 1.230%), 10/18/2030	582,991	0.1
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230%), 07/20/2030	564,201	0.1
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 1.725%, (US0003M + 1.450%), 07/15/2030	590,703	0.1
600,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.925%, (US0003M + 1.650%), 01/15/2033	600,154	0.1
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	810,123	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 1.505%, (US0003M + 1.230%), 10/15/2031	246,499	0.1
600,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	609,456	0.2
			41,109,632	9.8

		Student Loan Asset-Backed Securities: 0.5%
850,000	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	880,364	0.2
1,200,000	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	1,202,527	0.3
			2,082,891	0.5

	Total Asset-Backed Securities
	(Cost $74,517,992)		75,030,441	17.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.2%(4)
838,000		0.350%,05/13/2022	838,118	0.2
2		3.500%, (H15T1Y + 1.997%),07/01/2024	2	0.0
			838,120	0.2

		Uniform Mortgage-Backed Securities: 0.0%
17,090		6.500%,10/01/2022	19,123	0.0
21,631		6.500%,10/01/2032	25,106	0.0
13,480		7.000%,10/01/2032	13,678	0.0
			57,907	0.0

	Total U.S. Government Agency Obligations
	(Cost $891,041)		896,027	0.2

	Total Long-Term Investments
	(Cost $409,001,780)		411,776,565	98.4

SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 0.1%
709,331	(5)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $709,333, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $723,518, due 11/27/20-11/01/59)
		(Cost $709,331)	709,331	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
6,573,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $6,573,000)	$ 6,573,000	1.6

	Total Short-Term Investments
	(Cost $7,282,331)	7,282,331	1.7

	Total Investments in Securities (Cost $416,284,111)	$ 419,058,896	100.1
	Liabilities in Excess of Other Assets	(236,906)	(0.1)
	Net Assets	$ 418,821,990	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$139,280,467	$–	$139,280,467
Collateralized Mortgage Obligations	–	24,640,654	–	24,640,654
Asset-Backed Securities	–	75,030,441	–	75,030,441
Commercial Mortgage-Backed Securities	–	74,067,916	–	74,067,916
U.S. Government Agency Obligations	–	896,027	–	896,027
U.S. Treasury Obligations	–	97,861,060	–	97,861,060
Short-Term Investments	6,573,000	709,331	–	7,282,331
Total Investments, at fair value	$6,573,000	$412,485,896	$–	$419,058,896
Other Financial Instruments+
Futures	49,568	–	–	49,568
Total Assets	$6,622,568	$412,485,896	$–	$419,108,464
Liabilities Table
Other Financial Instruments+
Futures	$(35,202)	$–	$–	$(35,202)
Total Liabilities	$(35,202)	$–	$–	$(35,202)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	542	12/31/20	$119,760,828	$49,568
			$119,760,828	$49,568
Short Contracts:
U.S. Treasury 10-Year Note	(2)	12/21/20	(279,062)	(304)
U.S. Treasury 5-Year Note	(293)	12/31/20	(36,927,156)	(34,898)
			$(37,206,218)	$(35,202)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $416,290,715.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,031,226
Gross Unrealized Depreciation	(2,248,679)
Net Unrealized Appreciation	$2,782,547